SCHEDULE OF EQUIPMENT LOANS (Details) (Parenthetical) - Bank [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt maturity date, description	through 2026	through 2025
Minimum [Member]
Debt Instrument [Line Items]
Interest rate percentage	0.00%	0.00%
Monthly payments	$ 400	$ 400
Maximum [Member]
Debt Instrument [Line Items]
Interest rate percentage	13.89%	14.41%
Monthly payments	$ 11,600	$ 11,600